Fair Value Measurements - Fair value measurements (Details) - Significant Other Observable Inputs (Level 2) - CNY (¥) ¥ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Short-term investments
Fair Value Measurements
Held-to-maturity investments	¥ 38,870,590	¥ 34,481,053
Convertible bonds		¥ 8,037,280
Other non-current assets
Fair Value Measurements
Held-to-maturity investments	4,282,558
Convertible bonds	¥ 12,374,633